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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07242

The Cutler Trust
(Exact name of registrant as specified in charter)

525 Bigham Knoll Jacksonville, Oregon	97530
(Address of principal executive offices)	(Zip code)

Erich M. Patten

Cutler Investment Counsel, LLC 525 Bigham Knoll Jacksonville, Oregon 97530
(Name and address of agent for service)

Registrant's telephone number, including area code:	(541) 770-9000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Cutler Trust

CUTLER EQUITY FUND

CUTLER FIXED INCOME FUND

SEMI-ANNUAL

December 31, 2014

(Unaudited)

THE CUTLER TRUST TABLE OF CONTENTS

THE CUTLER TRUST LETTER TO SHAREHOLDERS

To the Cutler Trust Shareholders:

Enclosed is the Semi-Annual Report for the Cutler Trust for the period ended December 31, 2014. Please take a few minutes to review this information, which includes performance, holdings, and other important information regarding your investment in the Cutler Equity Fund (the “Equity Fund”) and the Cutler Fixed Income Fund (the “Fixed Income Fund”).

This past year marked a continuation of the bull market rally in domestic equities. After several years of strong equity markets, 2014 was much of the same with the S&P 500 Total Return Index (“S&P 500”) posting a 13.69% return. The drop in oil prices has been a boon for consumer oriented securities, but obviously a drag on the performance of the Energy sector. The Equity Fund’s performance from its energy holdings was actually greater than that of the S&P 500, but the Fund lagged in the Information Technology sector as can be expected in a continuing bull market. Our objective is to keep up in bull markets, and win in times of volatility. This past year, the Equity Fund had a return of 9.66%. We attribute a substantial portion of this difference to the lower risk profile of the Equity Fund, which continues to invest only in large capitalization, dividend-paying U.S. companies. While we acknowledge the performance gap, we do not feel substantial changes to the portfolio are warranted. We believe that volatility is likely to increase going forward, given the end of the Federal Reserve’s interventionist monetary policy. In this type of environment, cautious investors should be rewarded for their patience. In the meantime, through dividends, we are “paid to wait.”

The fixed income markets rallied in 2014, much to the surprise of the consensus forecasters. The Fixed Income Fund was well positioned for this drop in rates, with the Fund outperforming its benchmark, the Barclays Intermediate U.S. Government/Credit Index, 3.50% to 3.13%. This outperformance is largely due to our positioning of an overweight of the extended yield curve maturities, a positioning we maintain heading into 2015. Overall, despite the rally in bond prices, we feel that yields could head lower with the relative yield of US-treasuries still much higher than comparable global sovereigns. Geo-political uncertainty and a stronger dollar should continue to contribute to a flight to quality that will largely benefit domestic fixed income.

We would like to take this opportunity to thank you for your confidence in Cutler. As client fiduciaries, we work diligently to manage the assets of the Trust prudently and accordingly with their investment strategy. Should you have questions, or would like to review the fund holdings or market positioning, please feel free to contact us at any time.

Best regards,

Erich Patten	Xavier Urpi
Chief Investment Officer	Director of Fixed Income

THE CUTLER TRUST LETTER TO SHAREHOLDERS (Continued)

Before investing you should carefully consider the Cutler Funds’ investment objectives, risks, charges and expenses. This and other information is in the prospectus, a copy of which may be obtained by calling 1-800-228-8537. Please read the prospectus carefully before you invest.

The views in this report were those of the Cutler Trust’s investment adviser as of December 31, 2013 and may not reflect its views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Cutler Funds and do not constitute investment advice.

CUTLER EQUITY FUND PERFORMANCE INFORMATION December 31, 2014 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
 Cutler Equity Fund and the S&P 500 Total Return Index

Average Annual Total Returns(a) (for periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Cutler Equity Fund	9.66%	14.39%	7.87%
S&P 500 Total Return Index	13.69%	15.45%	7.67%

(a)	Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

CUTLER FIXED INCOME FUND PERFORMANCE INFORMATION December 31, 2014 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
Cutler Fixed Income Fund, Barclays Intermediate U.S. Government/Credit Index and
 Barclays Short-Term U.S. Government Index

Average Annual Total Returns(a) (for periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Cutler Fixed Income Fund	3.50%	2.98%	3.92%
Barclays Intermediate U.S. Government/Credit Index	3.13%	3.54%	4.10%
Barclays Short-Term U.S. Government Index	0.64%	1.09%	2.62%

(a)	Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

CUTLER EQUITY FUND PORTFOLIO INFORMATION December 31, 2014 (Unaudited)

Asset Allocation (% of Net Assets)

CUTLER FIXED INCOME FUND PORTFOLIO INFORMATION December 31, 2014 (Unaudited)

Asset Allocation (% of Net Assets)

CUTLER EQUITY FUND SCHEDULE OF INVESTMENTS December 31, 2014 (Unaudited)
COMMON STOCKS — 96.8%	Shares	Value
Consumer Discretionary — 17.5%
Hotels, Restaurants & Leisure — 3.0%
McDonald's Corporation	39,655	$3,715,674

Media — 3.7%
Walt Disney Company (The)	48,992	4,614,556

Multiline Retail — 6.9%
Nordstrom, Inc.	54,385	4,317,625
Target Corporation	57,650	4,376,212
		8,693,837
Specialty Retail — 3.9%
Home Depot, Inc. (The)	46,200	4,849,614

Consumer Staples — 7.7%
Beverages — 2.7%
PepsiCo, Inc.	35,495	3,356,407

Food & Staples Retailing — 1.9%
Sysco Corporation	60,595	2,405,015

Household Products — 3.1%
Procter & Gamble Company (The)	42,630	3,883,167

Energy — 9.3%
Energy Equipment & Services — 1.8%
Schlumberger Ltd.	27,000	2,306,070

Oil, Gas & Consumable Fuels — 7.5%
Chevron Corporation	29,820	3,345,208
ConocoPhillips	41,830	2,888,780
Exxon Mobil Corporation	33,881	3,132,298
		9,366,286
Financials — 12.0%
Banks — 2.8%
M&T Bank Corporation	28,340	3,560,071

Capital Markets — 2.6%
BlackRock, Inc. - Class A	9,034	3,230,197

Consumer Finance — 3.5%
American Express Company	47,395	4,409,630

CUTLER EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 96.8% (Continued)	Shares	Value
Financials — 12.0% (Continued)
Insurance — 3.1%
Chubb Corporation (The)	37,670	$3,897,715

Health Care — 12.7%
Health Care Equipment & Supplies — 3.0%
Becton, Dickinson & Company	27,525	3,830,379

Pharmaceuticals — 9.7%
Bristol-Myers Squibb Company	78,990	4,662,780
Johnson & Johnson	37,170	3,886,867
Merck & Company, Inc.	62,790	3,565,844
		12,115,491
Industrials — 10.3%
Aerospace & Defense — 2.9%
United Technologies Corporation	32,010	3,681,150

Electrical Equipment — 1.9%
Emerson Electric Company	38,735	2,391,112

Machinery — 5.5%
Caterpillar, Inc.	30,280	2,771,528
Deere & Company	45,944	4,064,666
		6,836,194
Information Technology — 13.9%
Communications Equipment — 1.9%
QUALCOMM, Inc.	32,639	2,426,057

IT Services — 2.4%
International Business Machines Corporation	18,565	2,978,569

Semiconductors & Semiconductor Equipment — 6.6%
Intel Corporation	104,965	3,809,180
Texas Instruments, Inc.	83,900	4,485,713
		8,294,893
Software — 3.0%
Microsoft Corporation	81,425	3,782,191

Materials — 5.4%
Chemicals — 5.4%
E.I. du Pont de Nemours and Company	55,905	4,133,616
Monsanto Company	21,715	2,594,291
		6,727,907

CUTLER EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 96.8% (Continued)	Shares	Value
Telecommunication Services — 5.1%
Diversified Telecommunication Services — 5.1%
AT&T, Inc.	106,903	$3,590,871
Verizon Communications, Inc.	58,960	2,758,149
		6,349,020
Utilities — 2.9%
Gas Utilities — 2.9%
National Fuel Gas Company	52,145	3,625,642

Total Common Stocks (Cost $81,802,823)		$121,326,844

MONEY MARKET FUNDS — 3.4%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.04% (a) (Cost $4,299,818)	4,299,818	$4,299,818

Total Investments at Value — 100.2% (Cost $86,102,641)		$125,626,662

Liabilities in Excess of Other Assets — (0.2%)		(293,923)

Net Assets — 100.0%		$125,332,739

(a)	The rate shown is the 7-day effective yield as of December 31, 2014.
See accompanying notes to financial statements.

CUTLER FIXED INCOME FUND SCHEDULE OF INVESTMENTS December 31, 2014 (Unaudited)
U.S. TREASURY OBLIGATIONS — 17.4%	Coupon		Maturity	Par Value	Value
U.S. Treasury Notes	1.500%		02/28/19	$700,000	$700,492
U.S. Treasury Notes	1.375%		05/31/20	1,000,000	981,406
U.S. Treasury Notes	2.500%		05/15/24	750,000	772,617
U.S. Treasury Bond, Stripped Principal Payment	2.585	%(a)	08/15/25	350,000	275,285
Total U.S. Treasury Obligations (Cost $2,687,122)					$2,729,800

U.S. GOVERNMENT AGENCY OBLIGATIONS — 49.4%	Coupon		Maturity	Par Value	Value
Federal Agricultural Mortgage Corporation — 9.9%
Farmer Mac	2.800%		09/09/20	$1,500,000	$1,558,831

Federal Farm Credit Bank — 9.4%
Federal Farm Credit Bank	2.680%		07/09/21	500,000	501,014
Federal Farm Credit Bank	2.250%		08/15/22	65,000	63,254
Federal Farm Credit Bank	2.750%		06/26/23	500,000	511,648
Federal Farm Credit Bank	2.370%		05/01/25	400,000	390,988
					1,466,904
Federal Home Loan Bank — 6.4%
Federal Home Loan Bank	2.875%		06/14/24	400,000	408,748
Federal Home Loan Bank	1.250	%(b)	08/28/24	500,000	493,927
Federal Home Loan Bank	1.750	%(b)	08/28/24	100,000	100,188
					1,002,863
Federal Home Loan Mortgage Corporation — 9.5%
Federal Home Loan Mortgage Corporation	1.500	%(b)	08/28/19	1,000,000	1,000,147
Federal Home Loan Mortgage Corporation	1.500%		06/24/20	500,000	485,445
					1,485,592
Federal National Mortgage Association — 6.7%
Federal National Mortgage Association	1.000%		12/27/18	500,000	489,775
Federal National Mortgage Association	1.000	%(b)	01/30/20	500,000	493,021
Federal National Mortgage Association	2.200%		10/25/22	64,000	62,235
					1,045,031
Financing Corporation (FICO) — 4.0%
Financing Corporation (FICO)	9.800%		11/30/17	500,000	620,723

CUTLER FIXED INCOME FUND SCHEDULE OF INVESTMENTS (Continued)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 49.4% (Continued)	Coupon	Maturity	Par Value	Value
Private Export Funding Corporation — 2.5%
Private Export Funding Corporation	4.300%	12/15/21	$350,000	$389,347

U.S. Department of Housing and Urban Development — 1.0%
U.S. Department of Housing and Urban Development	4.130%	08/01/25	150,000	164,394

Total U.S. Government Agency Obligations (Cost $7,646,001)				$7,733,685

OTHER GOVERNMENT OBLIGATIONS — 2.3%	Coupon	Maturity	Par Value	Value
Province of Manitoba (Cost $354,170)	1.300%	04/03/17	$350,000	$352,247

MORTGAGE-BACKED SECURITIES — 2.8%	Coupon		Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation — 0.6%
FHLMC, Pool #J13584	3.500%		11/01/25	$58,125	$61,647
FHLMC, Series 1963-Z	7.500%		01/01/27	26,933	30,819
					92,466
Federal National Mortgage Association — 2.2%
FNMA, Series 2003-3-HJ	5.000%		02/01/18	16,913	17,702
FNMA, Pool #899237	5.000%		03/01/22	14,288	15,428
FNMA, Series 2002-93-A1	6.500%		03/01/32	50,731	56,853
Multifamily REMIC Trust, Series 2006-M1-D	5.385	%(b)	06/01/19	240,239	254,516
					344,499
Government National Mortgage Association — 0.0% (c)
GNMA, Pool #577742	5.500%		09/01/17	4,495	4,804

Total Mortgage-Backed Securities (Cost $432,215)					$441,769

CUTLER FIXED INCOME FUND SCHEDULE OF INVESTMENTS (Continued)
ASSET-BACKED SECURITIES — 1.2%	Coupon	Maturity	Par Value	Value
Ford Credit Auto Owner Trust,
Series 2012-A-A3	0.840%	04/15/15	$19,786	$19,793
FPL Recovery Funding,
Series 2007-A-A3	5.127%	08/01/17	94,893	95,875
RSB Bond Company, LLC,
Series 2007-A-A2	5.720%	04/01/16	68,576	70,362
Total Asset-Backed Securities (Cost $191,038)				$186,030

CORPORATE BONDS — 15.1%	Coupon	Maturity	Par Value	Value
Consumer Discretionary — 2.1%
Fortune Brands, Inc.	5.375%	01/15/16	$321,000	$335,614

Energy — 1.3%
Buckeye Partners, L.P.	4.875%	02/01/21	200,000	209,630

Financials — 5.6%
Bank of America Corporation	5.625%	07/01/20	500,000	569,295
Finial Holdings, Inc.	7.125%	10/15/23	250,000	304,546
				873,841
Industrials — 2.0%
Domtar Corporation	10.750%	06/01/17	120,000	142,629
Iron Mountain, Inc.	8.375%	08/15/21	21,000	21,892
Kinross Gold Corporation	5.125%	09/01/21	100,000	95,599
Valmont Industries, Inc.	6.625%	04/20/20	51,000	59,855
				319,975
Telecommunication Services — 3.2%
Scripps Networks Interactive, Inc.	2.700%	12/15/16	300,000	308,131
Verizon Communications, Inc.	2.000%	11/01/16	185,000	187,713
				495,844
Utilities — 0.9%
Sempra Energy	6.500%	06/01/16	125,000	134,234

Total Corporate Bonds (Cost $2,325,538)				$2,369,138

CUTLER FIXED INCOME FUND SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 11.4%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.04% (d) (Cost $1,777,416)	1,777,416	$1,777,416

Total Investments at Value — 99.6% (Cost $15,413,500)		$15,590,085

Other Assets in Excess of Liabilities — 0.4%		57,187

Net Assets — 100.0%		$15,647,272

(a)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(b)	Variable rate security. The rate shown is the effective interest rate as of December 31, 2014.
(c)	Percentage rounds to less than 0.1%.
(d)	The rate shown is the 7-day effective yield as of December 31, 2014.
See accompanying notes to financial statements.

THE CUTLER TRUST STATEMENTS OF ASSETS AND LIABILITIES December 31, 2014 (Unaudited)
	Cutler Equity Fund	Cutler Fixed Income Fund
ASSETS
Investments in securities:
At acquisition cost	$86,102,641	$15,413,500
At value (Note 2)	$125,626,662	$15,590,085
Dividends and interest receivable	232,654	89,044
Receivable for capital shares sold	9,835	767
Other assets	18,662	7,705
Total assets	125,887,813	15,687,601

LIABILITIES
Distributions payable	26,938	662
Payable for capital shares redeemed	409,279	16,381
Payable to Adviser (Note 3)	79,767	6,629
Payable to administrator (Note 3)	15,900	6,000
Other accrued expenses	23,190	10,657
Total liabilities	555,074	40,329

NET ASSETS	$125,332,739	$15,647,272

NET ASSETS CONSIST OF:
Paid-in capital	$88,001,534	$15,756,570
Undistributed (distributions in excess of) net investment income	38,421	(192,463)
Accumulated net realized losses from security transactions	(2,231,237)	(93,420)
Net unrealized appreciation on investments	39,524,021	176,585
NET ASSETS	$125,332,739	$15,647,272

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	7,105,869	1,561,624

Net asset value, offering price and redemption price per share (Note 2)	$17.64	$10.02

See accompanying notes to financial statements.

THE CUTLER TRUST STATEMENTS OF OPERATIONS For the Six Months Ended December 31, 2014 (Unaudited)
	Cutler Equity Fund	Cutler Fixed Income Fund
INVESTMENT INCOME
Dividend income	$1,597,853	$63
Interest	—	164,568
Total investment income	1,597,853	164,631

EXPENSES
Investment advisory fees (Note 3)	463,254	38,840
Administration fees (Note 3)	92,618	36,000
Shareholder servicing fees (Note 3)	65,852	—
Professional fees	23,377	11,837
Registration and filing fees	11,997	8,410
Trustees’ fees and expenses (Note 3)	16,645	2,095
Custody and bank service fees	11,229	2,873
Insurance expense	8,550	1,241
Postage and supplies	4,971	2,012
Printing of shareholder reports	3,851	2,585
Pricing costs	376	3,748
Other expenses	4,051	2,878
Total expenses	706,771	112,519

NET INVESTMENT INCOME	891,082	52,112

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from investment transactions	3,434,963	(19,241)
Net change in unrealized appreciation/depreciation on investments	592,411	87,412
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	4,027,374	68,171

NET INCREASE IN NET ASSETS FROM OPERATIONS	$4,918,456	$120,283

See accompanying notes to financial statements.

CUTLER EQUITY FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended December 31, 2014 (Unaudited)	Year Ended June 30, 2014
FROM OPERATIONS
Net investment income	$891,082	$1,513,610
Net realized gains from investment transactions	3,434,963	2,292,094
Net change in unrealized appreciation/depreciation on investments	592,411	14,585,129
Net increase in net assets from operations	4,918,456	18,390,833

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(853,664)	(1,514,897)
From net realized gains	(2,012,254)	(537,726)
Decrease in net assets from distributions to shareholders	(2,865,918)	(2,052,623)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	7,382,141	17,241,698
Net asset value of shares issued in reinvestment of distributions to shareholders	2,829,994	2,011,107
Payments for shares redeemed	(9,161,671)	(14,545,095)
Net increase from capital share transactions	1,050,464	4,707,710

TOTAL INCREASE IN NET ASSETS	3,103,002	21,045,920

NET ASSETS
Beginning of period	122,229,737	101,183,817
End of period	$125,332,739	$122,229,737

ACCUMULATED NET INVESTMENT INCOME	$38,421	$1,003

CAPITAL SHARE ACTIVITY
Shares sold	420,834	1,072,226
Shares reinvested	160,775	121,939
Shares redeemed	(527,988)	(913,419)
Net increase in shares outstanding	53,621	280,746
Shares outstanding at beginning of period	7,052,248	6,771,502
Shares outstanding at end of period	7,105,869	7,052,248

See accompanying notes to financial statements.

CUTLER FIXED INCOME FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended December 31, 2014 (Unaudited)	Year Ended June 30, 2014
FROM OPERATIONS
Net investment income	$52,112	$91,603
Net realized gains (losses) from investment transactions	(19,241)	134,038
Net change in unrealized appreciation/depreciation on investments	87,412	98,747
Net increase in net assets from operations	120,283	324,388

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(108,446)	(216,032)
From net realized gains	—	(73,301)
Decrease in net assets from distributions to shareholders	(108,446)	(289,333)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,869,814	1,366,753
Net asset value of shares issued in reinvestment of distributions to shareholders	107,287	286,568
Payments for shares redeemed	(1,282,594)	(3,009,366)
Net increase (decrease) from capital share transactions	694,507	(1,356,045)

TOTAL INCREASE (DECREASE) IN NET ASSETS	706,344	(1,320,990)

NET ASSETS
Beginning of period	14,940,928	16,261,918
End of period	$15,647,272	$14,940,928

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(192,463)	$(136,129)

CAPITAL SHARE ACTIVITY
Shares sold	186,777	136,822
Shares reinvested	10,739	28,942
Shares redeemed	(128,153)	(302,563)
Net increase (decrease) in shares outstanding	69,363	(136,799)
Shares outstanding at beginning of period	1,492,261	1,629,060
Shares outstanding at end of period	1,561,624	1,492,261

See accompanying notes to financial statements.

CUTLER EQUITY FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended Dec. 31, 2014 (Unaudited)		Years Ended June 30,
			2014	2013		2012	2011	2010
Net asset value at beginning of period	$17.33		$14.94	$12.70		$12.18	$9.18	$8.00

Income from investment operations:
Net investment income	0.13		0.22	0.19		0.19	0.18	0.17
Net realized and unrealized gains on investments	0.59		2.47	2.24		0.52	3.00	1.18
Total from investment operations	0.72		2.69	2.43		0.71	3.18	1.35

Less distributions from:
Net investment income	(0.12)		(0.22)	(0.19)		(0.19)	(0.18)	(0.17)
Net realized gains	(0.29)		(0.08)	—		—	—	—
Total distributions	(0.41)		(0.30)	(0.19)		(0.19)	(0.18)	(0.17)

Net asset value at end of period	$17.64		$17.33	$14.94		$12.70	$12.18	$9.18

Total return (a)	4.17	%(b)	18.13%	19.26%		5.90%	34.73%	16.82%

Net assets at end of period (000’s)	$125,333		$122,230	$101,184		$49,416	$45,386	$31,115

Ratios/supplementary data:

Ratio of net expenses to average net assets	1.14	%(c)	1.15%	1.15%		1.27%	1.33%	1.40	%(d)

Ratio of net investment income to average net assets	1.44	%(c)	1.37%	1.53%		1.57%	1.59%	1.76%

Portfolio turnover rate	6	%(b)	8%	8	%(e)	9%	15%	13%

(a)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.
(c)	Annualized.
(d)	Absent voluntary fee waivers by the Fund’s investment adviser, the ratio of total expenses to average net assets would have been 1.42% for the year ended June 30, 2010.
(e)	Excludes the value of securities sold to realign the Fund’s portfolio following a tax-free merger with The Elite Growth & Income Fund, a series of the Elite Group of Mutual Funds (Note 1).
See accompanying notes to financial statements.

CUTLER FIXED INCOME FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended Dec. 31, 2014 (Unaudited)		Year Ended June 30, 2014	Nine Months Ended June 30, 2013(a)		Years Ended September 30,
						2012	2011	2010	2009
Net asset value at beginning of period	$10.01		$9.98	$10.40		$10.27	$10.79	$10.33	$9.20

Income (loss) from investment operations:
Net investment income	0.04		0.05	0.05		0.21	0.28	0.33	0.39
Net realized and unrealized gains (losses) on investments	0.04		0.17	(0.27)		0.31	(0.09)	0.55	1.09
Total from investment operations	0.08		0.22	(0.22)		0.52	0.19	0.88	1.48

Less distributions from:
Net investment income	(0.07)		(0.14)	(0.20)		(0.39)	(0.46)	(0.38)	(0.35)
Net realized gains	—		(0.05)	—		—	(0.25)	(0.04)	—
Total distributions	(0.07)		(0.19)	(0.20)		(0.39)	(0.71)	(0.42)	(0.35)

Net asset value at end of period	$10.02		$10.01	$9.98		$10.40	$10.27	$10.79	$10.33

Total return (b)	0.80	%(c)	2.26%	(2.16%	)(c)	5.07%	1.87%	8.74%	16.53%

Net assets at end of period (000’s)	$15,647		$14,941	$16,262		$19,693	$21,242	$21,320	$17,199

Ratios/supplementary data:

Ratio of net expenses to average net assets	1.45	%(d)	1.52%	1.54	%(d)	1.52%	1.28%	1.33%	1.48	%(e)

Ratio of net investment income to average net assets	0.67	%(d)	0.61%	0.95	%(d)	2.03%	2.51%	3.20%	4.11%

Portfolio turnover rate	11	%(c)	55%	34	%(c)	53%	83%	75%	100%

(a)	Fund changed fiscal year end to June 30.
(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
(e)	Absent voluntary fee waivers by the Fund’s investment adviser, the ratio of total expenses to average net assets would have been 1.56% for the year ended September 30, 2009.
See accompanying notes to financial statements.

THE CUTLER TRUST NOTES TO FINANCIAL STATEMENTS December 31, 2014 (Unaudited)

1. Organization

Cutler Equity Fund and Cutler Fixed Income Fund (the “Funds”) are each a diversified series of The Cutler Trust (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of Fund shares of beneficial interest without par value.

Cutler Equity Fund commenced operations on October 2, 1992. On September 28, 2012, Cutler Equity Fund consummated a tax-free merger with The Elite Growth & Income Fund, previously a series of The Elite Group of Mutual Funds. Pursuant to the terms of the agreement governing the merger, each share of The Elite Growth & Income Fund was converted into an equivalent dollar amount of shares of Cutler Equity Fund, based on the net asset value of Cutler Equity Fund and The Elite Growth & Income Fund as of September 27, 2012 ($13.28 and $15.66, respectively), resulting in a conversion ratio of 1.17897958 shares of Cutler Equity Fund for each share of The Elite Growth & Income Fund. Cutler Equity Fund issued 3,000,712 shares to shareholders of The Elite Growth & Income Fund. The basis of the assets transferred from The Elite Growth & Income Fund reflected the historical basis of the assets as of the date of the tax-free merger. Net assets of Cutler Equity Fund and The Elite Growth & Income Fund as of the merger date were $53,639,332 and $39,854,719, respectively, including unrealized appreciation on investments of $14,347,666 and $4,099,684, respectively. In addition, The Elite Growth & Income Fund’s net assets included accumulated realized capital losses of $6,906,206. Total net assets immediately after the merger were $93,494,051.

The Elite Income Fund (the “Predecessor Fund”), a series of The Elite Group of Mutual Funds, was reorganized into Cutler Fixed Income Fund (the “Reorganization”) effective September 28, 2012, pursuant to an Agreement and Plan of Reorganization dated August 27, 2012. The Reorganization was approved by the shareholders of the Predecessor Fund at a meeting held on September 27, 2012. The Predecessor Fund transferred all its assets to Cutler Fixed Income Fund in exchange for shares of Cutler Fixed Income Fund and the assumption by Cutler Fixed Income Fund of all the known liabilities of the Predecessor Fund. Cutler Fixed Income Fund did not have any significant assets or liabilities immediately prior to the consummation of the Reorganization. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets transferred reflected the historical basis of the assets as of the date of the Reorganization.

Cutler Equity Fund seeks current income and long-term capital appreciation.

Cutler Fixed Income Fund seeks to achieve high income over the long-term.

THE CUTLER TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

2. Significant Accounting Policies

The following summarizes the significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”.

Securities Valuation — Portfolio securities are valued as of the close of business of the regular session of the principal exchange where the security is traded. Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time), on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the closing bid price. Money market instruments that mature in sixty days or less may be valued at amortized cost unless the Funds’ investment adviser believes another valuation is more appropriate. Investments in shares of other open-end investment companies are valued at net asset value per share.

The Funds value securities at fair value pursuant to procedures adopted by the Board of Trustees if (1) market quotations are insufficient or not readily available or (2) the Funds’ investment adviser believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which the Funds’ securities primarily trade but before the time as of which the Funds calculate their net asset values. Fair valued securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

THE CUTLER TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

Fixed income securities held by Cutler Fixed Income Fund are classified as Level 2 since the values for the fixed income securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2014 by security type:

Cutler Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$121,326,844	$—	$—	$121,326,844
Money Market Funds	4,299,818	—	—	4,299,818
Total	$125,626,662	$—	$—	$125,626,662

Cutler Fixed Income Fund	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$2,729,800	$—	$2,729,800
U.S. Government Agency Obligations	—	7,733,685	—	7,733,685
Other Government Obligations	—	352,247	—	352,247
Mortgage-Backed Securities	—	441,769	—	441,769
Asset-Backed Securities	—	186,030	—	186,030
Corporate Bonds	—	2,369,138	—	2,369,138
Money Market Funds	1,777,416	—	—	1,777,416
Total	$1,777,416	$13,812,669	$—	$15,590,085

Refer to each Fund’s Schedule of Investments for a listing of the securities by security type and sector or industry type. As of December 31, 2014, the Funds did not have any transfers in and out of any Level. In addition, the Funds did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31, 2014. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

Share valuation — The net asset value per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to its net asset value per share.

THE CUTLER TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Transactions, Investment Income and Realized Gains and Losses — Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Discounts and premiums on fixed income securities are amortized using the effective interest method. Gains and losses on securities sold are determined on a specific identification basis.

Distributions to Shareholders — Distributions to shareholders of net investment income, if any, are paid quarterly. Capital gain distributions, if any, are distributed to shareholders annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. Dividends and distributions are recorded on the ex-dividend date. The tax character of distributions paid by Cutler Equity Fund and Cutler Fixed Income Fund during the periods ended December 31, 2014 and June 30, 2014 was as follows:

	Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
Cutler Equity Fund	12/31/2014	$853,664	$2,012,254	$2,865,918
	6/30/2014	$1,514,897	$537,726	$2,052,623

	Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
Cutler Fixed Income Fund	12/31/2014	$108,446	$—	$108,446
	6/30/2014	$216,032	$73,301	$289,333

Federal income tax — Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (the “Code”). By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute their net investment income and any realized capital gains in accordance with the Code. Accordingly, no provision for income taxes has been made.

THE CUTLER TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of December 31, 2014:

	Cutler Equity Fund	Cutler Fixed Income Fund
Tax cost of portfolio investments	$86,121,136	$15,584,286
Gross unrealized appreciation	$40,579,602	$203,597
Gross unrealized depreciation	(1,074,076)	(197,798)
Net unrealized appreciation on investments	39,505,526	5,799
Undistributed ordinary income	49,643	1,521
Capital loss carryforwards	(4,627,169)	(74,179)
Other gains (losses)	2,430,143	(41,777)
Other temporary differences	(26,938)	(662)
Accumulated earnings (deficit)	$37,331,205	$(109,298)

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Funds is due to certain differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are related to losses deferred due to wash sales for Cutler Equity Fund and amortization of bond premiums and discounts for Cutler Fixed Income Fund.

As of June 30, 2014, Cutler Equity Fund had short-term capital loss carryforwards of $4,627,169 (with a maximum amount of $1,299,264 available in each year) which expire on June 30, 2018. As of June 30, 2014, Cutler Fixed Income Fund had capital loss carryforwards, with no expiration date, of $74,179, of which $25,727 is short-term and $48,452 is long-term. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), newly recognized net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Therefore, there may be a greater likelihood that all or a portion of Cutler Equity Fund’s pre-enactment capital loss carryovers may expire without being utilized.

THE CUTLER TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for the current tax year and all other open tax years (tax years ended June 30, 2011 through June 30, 2014 for Cutler Equity Fund and tax years ended September 30, 2011, September 30, 2012, June 30, 2013 and June 30, 2014 for Cutler Fixed Income Fund) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

3. Transactions with Related Parties

Investment Adviser — Cutler Investment Counsel, LLC (the “Adviser”) is the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement, Cutler Equity Fund and Cutler Fixed Income Fund pay the Adviser a fee, which is accrued daily and paid monthly, at an annual rate of 0.75% and 0.50%, respectively, of average daily net assets.

The Adviser has entered into an Expense Limitation Agreement under which it has agreed to reduce its investment advisory fees from Cutler Equity Fund and to pay such Fund’s expenses until at least November 1, 2015 to the extent necessary to limit annual ordinary operating expenses to 1.15% of average daily net assets. Any such fee reductions by the Adviser, or payments by the Adviser of expenses which are Cutler Equity Fund’s obligation, are subject to repayment by the Fund, provided that the repayment does not cause the Fund’s ordinary operating expenses to exceed the annual expense limit of 1.15%, and provided further that the fees and expenses which are the subject of the repayment were incurred within three years of the repayment. No advisory fee reductions or expense reimbursements were required during the six months ended
 December 31, 2014.

Certain officers of the Trust are also officers of the Adviser.

Other Service Providers — Ultimus Fund Solutions, LLC (“Ultimus”) provides fund administration, fund accounting, compliance and transfer agency services to the Funds. Each Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to postage, supplies and costs of pricing the Funds’ portfolio securities. Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter of the Funds. The Distributor is a wholly-owned subsidiary of Ultimus.

Shareholder Service Plan — Each Fund may pay shareholder servicing fees not to exceed an annual rate of 0.25% of its average daily net assets. These fees may be paid to various financial institutions that provide shareholder and account maintenance services. During the six months ended December 31, 2014, Cutler Equity Fund and Cutler Fixed Income Fund paid $65,852 and $0, respectively, for such services.

THE CUTLER TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

Compensation of Trustees — Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Adviser or Ultimus (“Independent Trustee”) receives from the Trust an annual retainer of $7,500, payable quarterly, plus a fee of $1,250 for attendance at each meeting of the Board of Trustees, in addition to reimbursement of travel and other expenses incurred in attending the meetings.

4. Securities Transactions

During the six months ended December 31, 2014, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, totaled $7,041,630 and $7,106,969, respectively, for Cutler Equity Fund and $0 and $183,755, respectively, for Cutler Fixed Income Fund.

5. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

6. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

THE CUTLER TRUST ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Funds, you incur ongoing costs, including management fees and other operating expenses. These ongoing costs, which are deducted from each Fund’s gross income, directly reduce the investment return of the Funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (July 1, 2014 through December 31, 2014).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the returns used are not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission (“SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they impose any sales loads.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

THE CUTLER TRUST ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

More information about the Funds’ expenses, including annual expense ratios for the past five fiscal years, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s prospectus.

	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Net Expense Ratio(a)	Expenses Paid During Period(b)
Cutler Equity Fund
Actual	$1,000.00	$1,041.70	1.14%	$5.87
Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.46	1.14%	$5.80

Cutler Fixed Income Fund
Actual	$1,000.00	$1,008.00	1.45%	$7.34
Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.90	1.45%	$7.37

(a)	Annualized, based on the Fund’s most recent one-half year expenses.
(b)
Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period), for Actual and Hypothectical Return information, respectively.

THE CUTLER TRUST ADDITIONAL INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available without charge, upon request, by calling 1-800-228-8537 or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling 1-800-228-8537 or on the SEC’s website at http://www.sec.gov.

Form N-Q Information

The Trust files a complete listing of the Funds’ portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available without charge, upon request, by calling 1-800-228-8537. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Rev. August 2010

PRIVACY NOTICE
FACTS	WHAT DOES THE CUTLER TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:

▪    Social Security number
▪    Assets
▪    Retirement Assets
▪    Transaction History
▪    Checking Account Information
▪    Purchase History
▪    Account Balances
▪    Account Transactions
▪    Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Cutler Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does The Cutler Trust share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-288-5374

Who we are
Who is providing this notice?	The Cutler Trust Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does The Cutler Trust protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does The Cutler Trust collect my personal information?
We collect your personal information, for example, when you

▪    Open an account
▪    Provide account information
▪    Give us your contact information
▪    Make deposits or withdrawals from your account
▪    Make a wire transfer
▪    Tell us where to send the money
▪    Tell us who receives the money
▪    Show your government-issued ID
▪    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only

▪    Sharing for affiliates’ everyday business purposes – information about your creditworthiness
▪    Affiliates from using your information to market to you
▪    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies.

▪    Cutler Investment Counsel, LLC, the investment adviser to The Cutler Trust, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ The Cutler Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ The Cutler Trust does not jointly market.

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CUTLER INVESTMENT COUNSEL, LLC

INVESTMENT ADVISER TO THE TRUST

525 Bigham Knoll
Jacksonville, OR 97530
(800)228-8537 • (541)770-9000
Fax:(541)779-0006
info@cutler.com

Item 2.   Code of Ethics.

Not required

Item 3.   Audit Committee Financial Expert.

Not required

Item 4.   Principal Accountant Fees and Services.

Not required

Item 5.  Audit Committee of Listed Registrants.

Not applicable

Item 6.  Schedule of Investments.

(a)   Not applicable [schedule filed with Item 1]

(b)   Not applicable

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.   Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act
Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Cutler Trust

By (Signature and Title)*		/s/ Erich M. Patten
Erich M. Patten, President

Date	March 5, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Erich M. Patten
Erich M. Patten, President

Date	March 5, 2015

By (Signature and Title)*		/s/ Matthew C. Patten
Matthew C. Patten, Treasurer

Date	March 5, 2015

* Print the name and title of each signing officer under his or her signature.